Pension and severance plans (Details 8) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 21,890
Fair value of plan assets at end of year	28,258	¥ 21,890
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	21,966	19,966
Service cost	508	553	¥ 549
Interest cost	828	741	625
Actuarial gain (loss)	3,689	(548)
Acquisition and other	(51)	131
Foreign currency exchange rate changes	1,948	2,155
Benefits paid	(1,269)	(1,032)
Benefit obligation at end of year	27,619	21,966	19,966
Change in plan assets:
Fair value of plan assets at beginning of year	10,113	7,014
Actual return on plan assets	1,177	957
Employer contribution	1,054	2,103
Foreign currency exchange rate changes and other	1,779	714
Benefits paid	(794)	(675)
Fair value of plan assets at end of year	13,329	10,113	¥ 7,014
Funded status	¥ (14,290)	¥ (11,853)